Other investments	12 Months Ended
Dec. 31, 2019
Other investments
17 Other investments
end of	2019	2018
Other investments (CHF million)
Equity method investments	2,361	2,429
Equity securities (without a readily determinable fair value) [1]	2,145	1,202
of which at net asset value	407	526
of which at measurement alternative	272	227
of which at fair value	1,434	208
of which at cost less impairment	32	241
Real estate held-for-investment [2]	76	56
Life finance instruments [3]	1,052	1,137
Total other investments	5,634	4,824
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of the end of 2019 and 2018, real estate held for investment included foreclosed or repossessed real estate of CHF  24 million and CHF  3 million, respecitvely, of which CHF  10 million and CHF  3 million, respecively were related to residential real estate.

3 Includes single premium immediate annuity contracts.
No impairments were recorded on real estate held-for-investments in 2019 and 2018, while in 2017, impairments of CHF  22 million were recorded. 2017 has been corrected.
Equity securities at measurement alternative – impairments and adjustments
in / end of	2019	Cumulative	2018
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(1)	(8)	(7)	[1]
Upward adjustments	11	11	0
1 Prior period has been corrected.
> Refer to “Note 34 – Financial instruments” for further information on such investments and “Note 18 – Other investments” in VI – Consolidated financial statements – Credit Suisse Group for further information.
In September 2019, we completed the first closing of the transfer announced in June 2019, which combined our open architecture investment fund platform, InvestLab, with Allfunds Group. The transaction included the transfer of the InvestLab legal entity and its related employees and service agreements. Credit Suisse became a minority shareholder in the combined business.
In December 2019, Credit Suisse completed a review of the accounting treatment of the shares that it holds in SIX Group AG and elected fair value accounting under US GAAP in respect of this equity investment.
Accumulated depreciation related to real estate held-for-investment amounted to CHF  29 million, CHF  27 million and CHF  136 million for 2019, 2018 and 2017, respectively.